Real Estate Assets Fair Value of Acquisition (Details) - USD ($)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate assets	$ 110,351,512		$ 90,112,037
Total assets	744,239,217		534,233,032
Accounts payable, accrued expenses and other liabilities	4,123,346		4,963,653
Partners' Capital	309,943,899		203,134,087
Total Liabilities and Partners' Capital	$ 744,239,217		$ 534,233,032
Woodland Park [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets		$ 201,321
In-place lease assets		403,216
Real estate assets		15,258,784
Total assets		15,863,321
Accounts payable, accrued expenses and other liabilities		192,345
Partners' Capital		15,670,976
Total Liabilities and Partners' Capital		$ 15,863,321